Expense Example - AB Emerging Markets Multi-Asset Portfolio	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 547
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,235
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303	[1]
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,505
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,614
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	754
Expense Example, with Redemption, 10 Years	$ 1,707

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.